DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Q2) (Details) - USD ($)						6 Months Ended		12 Months Ended
	Jul. 29, 2021	Feb. 21, 2021	Aug. 24, 2020	Aug. 18, 2020	Feb. 06, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Oct. 31, 2020	Aug. 20, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance							$ 25,000	$ 25,000
Cash outside the trust						$ 572,084
Dissolution Expenses Payable						100,000
Working capital deficit						$ 2,067,045
Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)					5,750,000
Fair value on assets held In trust (as a percent)						80.00%
Redemption price per share						$ 10.00
Business combination limit on net tangible assets						$ 5,000,001		$ 5,000,001
Share redemption (as a percent)						100.00%
Sponsor | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Related party committed loan amount to consummate business combination	$ 1,000,000
Sponsor | Maximum
Subsidiary, Sale of Stock [Line Items]
Share redemption (as a percent)						15.00%
Related party committed loan amount to consummate business combination		$ 750,000
Sponsor | Maximum | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Related party committed loan amount to consummate business combination	$ 250,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)			23,000,000
Share price			$ 10.00	$ 10.00		$ 10.00		$ 10.00	$ 10.00
Proceeds from issuance IPO				$ 200,000,000
Transaction cost						$ 13,128,937
Underwriting fees						4,600,000
Deferred underwriting fee						8,050,000
Other offering costs						$ 478,937
Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)				20,000,000
Share price				$ 10.00		$ 11.50
Proceeds from issuance IPO				$ 200,000,000
Private placement
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)				650,000
Share price				$ 10.00		$ 10.00
Proceeds from issuance				$ 6,500,000
Over Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)			3,000,000
Share price			$ 10.00	$ 10.00
Proceeds from issuance			$ 30,000,000
Aggregate proceeds held in the Trust Account										$ 230,000,000